Note 8 - Financial Instruments (Tables)	3 Months Ended
Jun. 30, 2019
Statement Line Items [Line Items]
Disclosure of financial instruments at fair value through profit or loss [text block]
	Three	Three
	months ended	months ended
	June 30, 2019	June 30, 2018
Change in fair value of derivative instruments and other

Physical forward contracts and options (i)	$(224,974)	$(130,196)
Financial swap contracts and options (ii)	(15,635)	68,804
Foreign exchange forward contracts	(227)	2,304
Share swap (iii)	836	(3,263)
6.5% convertible bond conversion feature	-	232
Unrealized foreign exchange on 6.5% convertible bond	5,815	(3,997)
Weather derivatives	(3,021)	-
Other derivative options	(4,793)	(2,325)
Change in fair value of derivative instruments and other	$(241,999)	$(68,441)

Disclosure of detailed information about financial instruments [text block]
	Financial assets (current)	Financial assets (non-current)	Financial liabilities (current)	Financial liabilities (non-current)

Physical forward contracts and options (i)	$20,769	$13,588	$102,555	$87,213
Financial swap contracts and options (ii)	35,695	14,085	52,448	17,388
Foreign exchange forward contracts	-	1	1,344	384
Share swap (iii)	-	-	11,070	-
Weather derivatives	12,951	-	-	-
Other derivative options	4,061	1,059	844	2,902
As at June 30, 2019	$73,476	$28,733	$168,261	$107,887
	Financial assets (current)	Financial assets (non-current)	Financial liabilities (current)	Financial liabilities (non-current)

Physical forward contracts and options	$115,483	$7,237	$49,601	$50,174
Financial swap contracts and options	18,212	1,876	16,142	8,583
Foreign exchange forward contracts	-	56	1,555	-
Share swap	-	-	11,907	-
Other derivative options	10,817	86	182	4,901
As at March 31, 2019	$144,512	$9,255	$79,387	$63,658

Disclosure of fair value measurement of assets and liabilities [text block]
	Level 1	Level 2	Level 3	Total
Derivative financial assets	$-	$-	$102,209	$102,209
Derivative financial liabilities	-	(30,646)	(245,502)	(276,148)
Total net derivative assets (liabilities)	$-	$(30,646)	$(143,293)	$(173,939)
	Level 1	Level 2	Level 3	Total
Derivative financial assets	$-	$-	$153,767	$153,767
Derivative financial liabilities	-	(6,588)	(136,457)	(143,045)
Total net derivative assets (liabilities)	$-	$(6,588)	$17,310	$10,722

Disclosure of fair value measurement of liabilities [text block]
	Three months ended	Year ended
	June 30, 2019	March 31, 2019
Balance, beginning of period	$17,310	$166,364
Total gains (losses)	(199,072)	19,644
Purchases	(41,251)	11,502
Sales	20,561	(25,575)
Settlements	59,159	(154,625)
Balance, end of period	$(143,293)	$17,310

Disclosure of fair value measurement of assets [text block]
	Level 1	Level 2	Level 3	Total
Investment in ecobee	$-	$-	$32,889	$32,889
Investment in Energy Earth	-	3,926	-	3,926
Total investments	$-	$3,926	$32,889	$36,815

Disclosure of financial assets that are either past due or impaired [text block]
	June 30, 2019	March 31, 2019

Current	$118,467	$116,892
1–30 days	41,634	42,562
31–60 days	22,374	22,317
61–90 days	23,564	16,352
Over 90 days	130,210	100,580
	$336,249	$298,703

Disclosure Of Allowance For Credit Losses [text block]
	June 30, 2019	March 31, 2019

Balance, beginning of period	$192,586	$60,121
Provision for doubtful accounts	17,287	202,423
Bad debts written off	(16,677)	(90,231)
Adjustment from IFRS 9 adoption	-	23,636
Foreign exchange	(802)	(3,363)
Assets classified as held for sale	(46,928)	-
Balance, end of period	$145,466	$192,586

Disclosure of maturity analysis for non-derivative financial liabilities [text block]
	Carrying	Contractual	Less than			More than
	amount	cash flows	1 year	1–3 years	4–5 years	5 years
Trade and other payables	$528,670	$528,670	$528,670	$-	$-	$-
Long-term debt 1	774,884	829,194	38,487	264,719	525,988	-
Gas, electricity and non-commodity contracts	276,148	3,628,720	1,524,002	1,631,593	357,763	115,362
	$1,579,702	$4,986,584	$2,091,159	$1,896,312	$883,751	$115,362
	Carrying	Contractual	Less than			More than
	amount	cash flows	1 year	1–3 years	4–5 years	5 years
Trade and other payables	$714,110	$714,110	$714,110	$-	$-	$-
Long-term debt 1	725,372	781,701	39,150	210,564	531,987	-
Gas, electricity and non-commodity contracts	143,045	3,500,493	1,899,713	1,439,479	119,212	42,089
	$1,582,527	$4,996,304	$2,652,973	$1,650,043	$651,199	$42,089

Disclosure of maturity analysis for contractual net interest payments [text block]
	Less than 1 year	1–3 years	4–5 years	More than 5 years
Interest payments	$40,286	$79,301	$39,901	$-